Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased	Accumulated
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and	Depreciation	Impairment
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	(Note 27.6)	(Note 27.8)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	197,214	1,202,624	7,479	113,962	59,019	33,589	17,156	27,762	(962,078)	(141,811)	554,914
Additions	3,170	15,329	2,883	59,532		131	4,714	4,624	(80,834)	(56,999)	(47,450)
Disposals and other	—	(18,544)	(122)	(595)	—	—	—	—	17,685	(90)	(1,666)
Transfers from/(to) other accounts	505	28,295	(349)	(33,485)	—	1,212	—	—	3,822	—	—
Exchange differences	(7,291)	(48,278)	(731)	(6,021)	(215)	(725)	(625)	(1,028)	42,157	4,273	(18,484)
Transfer to assets and disposal groups classified as held for sale	(18,108)	(56,571)	(470)	(320)	—	—	—	—	56,297	18,105	(1,067)
Balance at December 31, 2022	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	(922,951)	(176,522)	486,247
Additions	2,886	11,263	118	81,457	8,550	—	4,660	9,623	(72,869)	(25,768)	19,920
Disposals and other	(1,743)	(19,621)	(1,051)	(128)	—	—	(470)	(766)	12,970	4,969	(5,840)
Transfers from/(to) other accounts	1,289	69,560	(376)	(73,312)	—	61	2	767	—	(144)	(2,153)
Exchange differences	3,115	13,405	(176)	4,116	(263)	(562)	634	332	(14,276)	(3,103)	3,222
Balance at December 31, 2023	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	(997,126)	(200,568)	501,396

Schedule of impairment write downs / (reversals)

	2023	2022
	US$'000	US$'000
Puertollano	—	5,515
Boo	1,570	11,559
Monzon	—	5,915
Selma	21,008	—
Moi Rana	—	15,749
Polokwane	—	(5,017)
Thaba	—	(2,750)
Chateau Feuillet	—	5,994
Cee-Dumbria	3,619	20,034
Others	(429)	—
Total	25,768	56,999

Schedule of changes in asumptions

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying vale	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
Polokwane	13,582	9,213	8,955	(7,135)	822	(850)	(15,022)	15,022